Current Taxes and Deferred Taxes (Details) - Schedule of tax expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax expense:
Current year taxes	$ 250,155	$ 161,869	$ 232,404
Tax from previous period	3,014	813	(331)
Subtotal	253,169	162,682	232,073
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences	20,163	(58,895)	(58,733)
Effect of changes in tax rate
Subtotal	20,163	(58,895)	(58,733)
Other	2,637	(564)	321
Net charge to income for income taxes	$ 275,969	$ 103,223	$ 173,661
Tax Rate	27.00%	27.00%	27.00%